AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
1
Shares Security Description Value
Equity Securities - 94.0%
Common Stock - 94.0%
Communication Services - 1.0%
1,535 58.com, Inc., ADR
(a)
$ 74,785
84,275 America Movil SAB de CV, ADR 992,759
3,719 Cisco Systems, Inc. 146,194
113,738 Telefonica SA, ADR 519,783
4,081 ViacomCBS, Inc., Class B 57,175
1,790,696
Consumer Cyclicals - 1.2%
1,241 Booking Holdings, Inc.
(a)
1,669,542
13,675 DR Horton, Inc. 464,950
2,134,492
Consumer Discretionary - 6.2%
91,179 Arcos Dorados Holdings, Inc., Class A 304,538
34,000 Becle SAB de CV 41,820
45,908 Comcast Corp., Class A 1,578,317
12,990 CVS Health Corp. 770,697
103,092 Discovery, Inc., Class A
(a)
2,004,108
4,641 Discovery, Inc., Class C
(a)
81,403
100 Domino's Pizza, Inc. 32,407
16,250 General Motors Co. 337,675
176,238 Lincoln Educational Services Corp.
(a)
387,724
18,550 Lowe's Cos., Inc. 1,596,227
4,756 McDonald's Corp. 786,405
52,302 Sally Beauty Holdings, Inc.
(a)
422,600
4,725 The Home Depot, Inc. 882,205
12,850 Walmart, Inc. 1,460,017
6,050 Yum China Holdings, Inc. 257,912
7,050 Yum! Brands, Inc. 483,136
11,427,191
Consumer Staples - 18.9%
65,455 Altria Group, Inc. 2,531,145
34,055 British American Tobacco PLC, ADR 1,164,341
13,200 Coca-Cola HBC AG, ADR
(a)
277,596
3,635 Diageo PLC, ADR 462,081
664 Lamb Weston Holdings, Inc. 37,914
50,327 Molson Coors Beverage Co., Class B 1,963,256
34,800 Monster Beverage Corp.
(a)
1,957,848
62,895 PepsiCo., Inc. 7,553,690
84,525 Philip Morris International, Inc. 6,166,944
69,280 Tesco PLC, ADR 597,886
51,300 The Coca-Cola Co. 2,270,025
195,126 The Kroger Co. 5,877,195
8,525 The Procter & Gamble Co. 937,750
60,421 Unilever NV, ADR 2,947,941
34,745,612
Energy - 3.0%
144,810 BP PLC, ADR 3,531,916
7,430 Chevron Corp. 538,378
13,600 ConocoPhillips 418,880
7,800 Phillips 66 418,470
14,415 Valero Energy Corp. 653,864
5,561,508
Financials - 21.3%
53,260 Aflac, Inc. 1,823,622
49,495 American International Group, Inc. 1,200,254
2,480 Ameriprise Financial, Inc. 254,150
201,699 Bank of America Corp. 4,282,070
16,545 Berkshire Hathaway, Inc., Class B
(a)
3,024,922
61,374 Central Pacific Financial Corp. 975,847
25,975 Citigroup, Inc. 1,094,067
5,616 Colliers International Group, Inc. 269,624
132,268 Credit Suisse Group AG, ADR 1,070,048
Shares Security Description Value
Financials - 21.3% (continued)
5,616 FirstService Corp. $ 433,106
63,668 Franklin Resources, Inc. 1,062,619
2,025 Marsh & McLennan Cos., Inc. 175,082
45,225 Mastercard, Inc., Class A 10,924,551
1,100 PayPal Holdings, Inc.
(a)
105,314
152,625 The Bank of New York Mellon Corp. 5,140,410
18,918 The Travelers Cos., Inc. 1,879,503
3,200 U.S. Bancorp 110,240
15,249 Unum Group 228,888
30,600 Visa, Inc., Class A 4,930,272
6,200 Wells Fargo & Co. 177,940
39,162,529
Health Care - 28.0%
40,601 Abbott Laboratories 3,203,825
2,900 Alkermes PLC
(a)
41,818
4,230 Allergan PLC 749,133
18,731 Anthem, Inc. 4,252,686
10,000 Becton Dickinson and Co. 2,297,700
11,190 Biogen, Inc.
(a)
3,540,292
13,490 Cigna Corp. 2,390,158
51,240 Johnson & Johnson 6,719,101
81,368 Medtronic PLC 7,337,766
74,249 Merck & Co., Inc. 5,712,718
7,282 Pfizer, Inc. 237,685
21,337 Quest Diagnostics, Inc. 1,713,361
125,000 Sundial Growers, Inc.
(a)
80,000
39,676 UnitedHealth Group, Inc. 9,894,401
32,400 Zimmer Biomet Holdings, Inc. 3,274,992
51,445,636
Industrials - 3.4%
1,240 Caterpillar, Inc. 143,889
122,841 Corning, Inc. 2,523,154
3,695 FedEx Corp. 448,056
27,157 Gates Industrial Corp. PLC
(a)
200,419
85,521 Manitex International, Inc.
(a)
353,202
11,500 Raytheon Co. 1,508,225
2,780 The Boeing Co. 414,609
7,795 United Parcel Service, Inc., Class B 728,209
6,319,763
Information Technology - 7.9%
1,742 Alphabet, Inc., Class A
(a)
2,024,117
34,910 Cerner Corp. 2,198,981
18,775 Cognizant Technology Solutions Corp.,
Class A 872,474
3,155 Facebook, Inc., Class A
(a)
526,254
56,952 Microsoft Corp. 8,981,900
14,603,726
Materials - 2.7%
14,225 Celanese Corp., Class A 1,043,973
28,458 Corteva, Inc. 668,763
28,458 Dow, Inc. 832,112
28,458 DuPont de Nemours, Inc. 970,418
26,505 LyondellBasell Industries NV, Class A 1,315,443
4,980 The Mosaic Co. 53,883
4,884,592
Telecommunications - 0.1%
19,075 CenturyLink, Inc. 180,449
Transportation - 0.3%
2,550 Delta Air Lines, Inc. 72,752
3,110 Union Pacific Corp. 438,634
511,386
Total Common Stock (Cost $108,443,564) 172,767,580
Total Equity Securities (Cost $108,443,564) 172,767,580

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
2
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Principal
Security
Description Rate Maturity Value
Fixed Income Securities - 1.8%
Corporate Non-Convertible Bonds - 1.0%
Financials - 0.8%
$ 200,000 American
Express Co.
(callable at
100)
(b)(c)
4.03% 09/15/68 $ 169,304
500,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
4.63  11/01/22 440,245
500,000 The Goldman
Sachs Group,
Inc. (callable at
100)
(b)(c)
5.00  11/10/22 427,745
400,000 Truist Financial
Corp. (callable
at 100)
(b)(c)
5.13  06/15/49 340,326
1,377,620
Industrials - 0.2%
450,000 General
Electric Co.
(callable at
100)
(b)(c)
5.00  01/21/21 372,094
Total Corporate Non-Convertible Bonds (Cost
$2,000,432) 1,749,714
U.S. Government & Agency Obligations - 0.8%
U.S. Treasury Securities - 0.8%
1,500,000 U.S. Treasury
Bill
(d)
(Cost
$1,499,888) 0.45  04/07/20 1,499,984
Total Fixed Income Securities (Cost
$3,500,320) 3,249,698
Investments, at value - 95.8% (Cost $111,943,884) $ 176,017,278
Other Assets & Liabilities, Net - 4.2% 7,764,440
Net Assets - 100.0% $ 183,781,718
ADR American Depositary Receipt
LIBOR London Interbank Offered Rate
PLC Public Limited Company
(a) Non-income producing security.
(b) Illiquid
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31, 2020.
(d) Perpetual maturity security.
(e) Zero coupon bond. Interest rate presented is yield to maturity.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communication Services $ 1,790,696 $ – $ – $ 1,790,696
Consumer Cyclicals 2,134,492 – – 2,134,492
Consumer Discretionary 11,427,191 – – 11,427,191
Consumer Staples 34,745,612 – – 34,745,612
Energy 5,561,508 – – 5,561,508
Financials 39,162,529 – – 39,162,529
Health Care 51,445,636 – – 51,445,636
Industrials 6,319,763 – – 6,319,763
Information Technology 14,603,726 – – 14,603,726
Materials 4,884,592 – – 4,884,592
Telecommunications 180,449 – – 180,449
Transportation 511,386 – – 511,386
Corporate Non-
Convertible Bonds – 1,749,714 – 1,749,714
U.S. Government &
Agency Obligations – 1,499,984 – 1,499,984
Investments at Value $ 172,767,580 $ 3,249,698 $ – $ 176,017,278